The Company	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The Company

Note 1. The Company

The Company and Nature of Business

eWellness Healthcare Corporation (f/k/a Dignyte, Inc.), (the “Company”, “we”, “us”, “our”) was incorporated in the State of Nevada on April 7, 2011, to engage in any lawful corporate undertaking, including, but not limited to, selected mergers and acquisitions. The Company has generated no revenues to date. Prior to the Share Exchange Agreement discussed below, other than issuing shares to its original shareholder, the Company never commenced any operational activities.

eWellness was incorporated in Nevada in May 2013. Following a share exchange detailed below we completed in April 2014, pursuant to which eWellness Corporation, a Nevada corporation became our wholly owned subsidiary, we abandoned our prior business plan and we are now pursuing eWellness Corporation’s historical businesses and proposed businesses. Our historical business and operations will continue independently. eWellness is an early-stage Los Angeles based corporation that seeks to provide a unique telemedicine platform that offers Distance Monitored Physical Therapy (DMpt) Programs utilizing its proprietary WWW.PHZIO.COM telemedicine platform initially to pre-diabetic, cardiac and health challenged patients, through contracted physician practices and healthcare systems, in addition to in-office sessions. Based on today’s insurance landscape, our main revenue source shall come from a combination of in-office and telemedicine visits. Amid ongoing challenges and changes within the healthcare industry, telemedicine is emerging as an increasingly attractive tool for delivering quality medical services.

Share Exchange Agreement

On April 11, 2014, Digntye, Inc. (“Dignyte”), a publicly held Nevada corporation and eWellness Corporation (“Private Co”), a privately held company incorporated in Nevada, executed a Share Exchange Agreement (or “Initial Exchange Agreement”). Prior to the execution and delivery of the final Amended and Restated Share Exchange Agreement (the “Agreement”), the Board of Directors of Dignyte approved the Agreement and the transactions contemplated thereby. Similarly, the Board of Directors of the Private Co. approved the exchange. On April 25, 2014, immediately prior to the execution and delivery of the Agreement, Dignyte amended its certificate of incorporation to change its corporate name from “Dignyte, Inc.” to “eWellness Healthcare Corporation.”

Pursuant to the Agreement, eWellness Healthcare Corporation issued 9,200,000 shares of unregistered common stock, $.001 par value (the “common stock”) to the shareholders of the Private Co. in exchange for all outstanding shares of the Private Co.’s common stock. In addition, our former chief executive officer agreed: (i) to tender 5,000,000 shares of common stock back to the Company for cancellation; (ii) assign from his holdings, an additional 2,500,000 shares to the shareholders of the Private Co. resulting in a total of 11,700,000 shares owned by those shareholders; and, (iii) to a further assignment of an additional 2,100,000 shares to other parties as stated therein (collectively, the “CEO Stock Actions”).

As the parties satisfied all of the closing conditions, on April 30, 2014, we closed the Share Exchange. As a result, the Private Co. shareholders own approximately 76.97% of our issued and outstanding common stock, after giving effect to CEO Stock Actions.

Following the Share Exchange, we abandoned our prior business plan and we are now pursuing the Private Co.’s historical businesses and proposed businesses. The Private Co. is the surviving company under the share exchange and became a wholly owned subsidiary of the Company.

For financial reporting purposes, the Share Exchange represents a “reverse merger” rather than a business combination. Consequently, the transaction is accounted for as a reverse-merger and recapitalization. eWellness Corporation is the acquirer for financial reporting purposes and Dignyte, Inc. is the acquired company. Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements prior to the transactions are those of eWellness Corporation and are recorded at the historical cost basis of eWellness Corporation, and the consolidated financial statements after completion of the transaction include the assets, liabilities and operations of eWellness Healthcare Corporation, and eWellness Corporation from the closing date of the transaction. Additionally all historical equity accounts and awards of eWellness Corporation, including par value per share, share and per share numbers, have been adjusted to reflect the number of shares received in the transaction.

The foregoing description of the Share Exchange Agreement does not purport to be complete and is qualified in its entirety by the Share Exchange Agreement, a copy of which is attached as Exhibit 10.1 to the Company’s Current Report on Form 8-K as filed with the Securities and Exchange Commission on May 10, 2014. At the execution of the Share Exchange Agreement, the total number of shares of common stock outstanding was 15,200,000.

The Company is in the initial phase of developing a unique telemedicine platform that offers Distance Monitored Physical Therapy Programs (“DMpt”) to pre-diabetic, cardiac and health challenged patients, through contracted physician practices and healthcare systems specifically designed to help prevent patients that are pre-diabetic from becoming diabetic. The Company’s activities are subject to significant risks and uncertainties, including failure to secure funding to operationalize the Company’s business plan.

Note 1. The Company

The Company and Nature of Business

eWellness Healthcare Corporation (f/k/a Dignyte, Inc.), (the “Company”, “we”, “us”, “our”) was incorporated in the State of Nevada on April 7, 2011, to engage in any lawful corporate undertaking, including, but not limited to, selected mergers and acquisitions. The Company has generated no revenues to date. Prior to the Share Exchange Agreement discussed below, other than issuing shares to its original shareholder, the Company never commenced any operational activities.

eWellness was incorporated in Nevada in May 2013. Following a share exchange detailed below we completed in April 2014, pursuant to which eWellness Corporation, a Nevada corporation became our wholly owned subsidiary, we abandoned our prior business plan and we are now pursuing eWellness Corporation’s historical businesses and proposed businesses. Our historical business and operations will continue independently. eWellness is an early-stage Los Angeles based corporation that seeks to provide a unique telemedicine platform that offers Distance Monitored Physical Therapy (DMpt) Programs utilizing its proprietary WWW.PHZIO.COM telemedicine platform initially to pre-diabetic, cardiac and health challenged patients, through contracted physician practices and healthcare systems, in addition to in-office sessions. Based on today’s insurance landscape, our main revenue source shall come from a combination of in-office and telemedicine visits. Amid ongoing challenges and changes within the healthcare industry, telemedicine is emerging as an increasingly attractive tool for delivering quality medical services.

Share Exchange Agreement

On April 11, 2014, Digntye, Inc. (“Dignyte”), a publicly held Nevada corporation and eWellness Corporation (“Private Co”), a privately held company incorporated in Nevada, executed a Share Exchange Agreement (or “Initial Exchange Agreement”). Prior to the execution and delivery of the final Amended and Restated Share Exchange Agreement (the “Agreement”), the Board of Directors of Dignyte approved the Agreement and the transactions contemplated thereby. Similarly, the Board of Directors of the Private Co. approved the exchange. On April 25, 2014, immediately prior to the execution and delivery of the Agreement, Dignyte amended its certificate of incorporation to change its corporate name from “Dignyte, Inc.” to “eWellness Healthcare Corporation.”

Pursuant to the Agreement, eWellness Healthcare Corporation issued 9,200,000 shares of unregistered common stock, $.001 par value (the “common stock”) to the shareholders of the Private Co. in exchange for all outstanding shares of the Private Co.’s common stock. In addition, our former chief executive officer agreed: (i) to tender 5,000,000 shares of common stock back to the Company for cancellation; (ii) assign from his holdings, an additional 2,500,000 shares to the shareholders of the Private Co. resulting in a total of 11,700,000 shares owned by those shareholders; and, (iii) to a further assignment of an additional 2,100,000 shares to other parties as stated therein (collectively, the “CEO Stock Actions”).

As the parties satisfied all of the closing conditions, on April 30, 2014, we closed the Share Exchange. As a result, the Private Co. shareholders own approximately 76.97% of our issued and outstanding common stock, after giving effect to CEO Stock Actions.

Following the Share Exchange, we abandoned our prior business plan and we are now pursuing the Private Co.’s historical businesses and proposed businesses. The Private Co. is the surviving company under the share exchange and became a wholly owned subsidiary of the Company.

For financial reporting purposes, the Share Exchange represents a “reverse merger” rather than a business combination and eWellness is deemed to be the accounting acquirer in the transaction. The Share Exchange is being accounted for as a reverse-merger and recapitalization. eWellness is the acquirer for financial reporting purposes and the Company (eWellness Healthcare Corporation, formerly known as Dignyte, Inc.) is the acquired company. Consequently, the assets and liabilities and the operations that will be reflected in the historical financial statements prior to the Share Exchange will be those of eWellness and will be recorded at the historical cost basis of eWellness, and the consolidated financial statements after completion of the Share Exchange will include the assets and liabilities of the Company and eWellness, and the historical operations of eWellness and operations of the Combined Company from the closing date of the Share Exchange.